Income Taxes (Schedule Of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current, Federal	$ (74)	$ (77)	$ (12)
Current, State	33	152	130
Deferred, Federal	374	504	525
Deferred, State	(92)	(135)	(91)
Tax credits	(4)	(4)	(5)
Income Tax Provision	262	440	547
Pacific Gas And Electric Company [Member]
Income Tax Provision	298	480	574
Utility [Member]
Current, Federal	(52)	(83)	(54)
Current, State	41	161	134
Deferred, Federal	404	534	589
Deferred, State	(91)	(128)	(90)
Tax credits	(4)	(4)	(5)
Income Tax Provision	$ 298	$ 480	$ 574